PORTFOLIO OF INVESTMENTS – as of March 31, 2023 (Unaudited)

Mirova U.S. Sustainable Equity Fund

Shares	Description	Value (†)

Common Stocks – 96.6% of Net Assets
	Automobile Components – 2.4%
832	Aptiv PLC(a)	$93,342

	Broadline Retail – 3.5%
3,088	eBay, Inc.	137,015

	Chemicals – 3.4%
811	Ecolab, Inc.	134,245

	Commercial Services & Supplies – 4.0%
973	Waste Management, Inc.	158,764

	Communications Equipment – 1.1%
815	Cisco Systems, Inc.	42,604

	Containers & Packaging – 1.4%
1,012	Ball Corp.	55,771

	Diversified Consumer Services – 1.0%
504	Bright Horizons Family Solutions, Inc.(a)	38,803

	Diversified Telecommunication Services – 1.8%
1,827	Verizon Communications, Inc.	71,052

	Electric Utilities – 3.8%
1,933	NextEra Energy, Inc.	148,996

	Electrical Equipment – 0.7%
1,347	Sunrun, Inc.(a)	27,142

	Electronic Equipment, Instruments & Components – 1.1%
797	Trimble, Inc.(a)	41,779

	Financial Services – 7.4%
519	Mastercard, Inc., Class A	188,610
445	Visa, Inc., Class A	100,329

		288,939

	Health Care Equipment & Supplies – 3.7%
353	Edwards Lifesciences Corp.(a)	29,204
447	Intuitive Surgical, Inc.(a)	114,195

		143,399

	Household Products – 1.4%
718	Colgate-Palmolive Co.	53,958

	IT Services – 1.3%
180	Accenture PLC, Class A	51,446

	Life Sciences Tools & Services – 9.8%
587	Danaher Corp.	147,947

Shares	Description	Value (†)

Common Stocks – continued
	Life Sciences Tools & Services – continued
407	Thermo Fisher Scientific, Inc.	$234,583

		382,530

	Machinery – 7.9%
298	AGCO Corp.	40,290
684	Watts Water Technologies, Inc., Class A	115,131
1,482	Xylem, Inc.	155,165

		310,586

	Personal Care Products – 2.7%
435	Estee Lauder Cos., Inc., Class A	107,210

	Pharmaceuticals – 3.2%
363	Eli Lilly & Co.	124,661

	Semiconductors & Semiconductor Equipment – 15.0%
852	First Solar, Inc.(a)	185,310
1,004	NVIDIA Corp.	278,881
1,327	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	123,438

		587,629

	Software – 16.1%
362	Adobe, Inc.(a)	139,504
1,087	Microsoft Corp.	313,382
405	Roper Technologies, Inc.	178,479

		631,365

	Water Utilities – 3.9%
1,037	American Water Works Co., Inc.	151,910

	Total Common Stocks (Identified Cost $3,535,450)	3,783,146

Principal Amount

Short-Term Investments – 4.0%
$ 157,605	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2023 at 2.100% to be repurchased at $157,632 on 4/03/2023 collateralized by $164,900 U.S. Treasury Note, 2.875% due 6/15/2025 valued at $160,758 including accrued interest(b) (Identified Cost $157,605)	157,605

	Total Investments – 100.6% (Identified Cost $3,693,055)	3,940,751
	Other assets less liabilities – (0.6)%	(24,420)

	Net Assets – 100.0%	$3,916,331

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$3,783,146	$—	$—	$3,783,146
Short-Term Investments	—	157,605	—	157,605

Total	$3,783,146	$157,605	$—	$3,940,751

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2023 (Unaudited)

Software	16.1%
Semiconductors & Semiconductor Equipment	15.0
Life Sciences Tools & Services	9.8
Machinery	7.9
Financial Services	7.4
Commercial Services & Supplies	4.0
Water Utilities	3.9
Electric Utilities	3.8
Health Care Equipment & Supplies	3.7
Broadline Retail	3.5
Chemicals	3.4
Pharmaceuticals	3.2
Personal Care Products	2.7
Automobile Components	2.4
Other Investments, less than 2% each	9.8
Short-Term Investments	4.0

Total Investments	100.6
Other assets less liabilities	(0.6)

Net Assets	100.0%